Expense Example - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 5
3 years	33
5 years	67
10 years	$ 167